Financial instruments - Currency Risk Exposure (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ (14,087)	$ (30,720)
Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	30,451	22,131
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	12,798	10,154
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(33,101)	(40,620)
Accrued payroll taxes on share-based compensation
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(789)	(3,064)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(23,446)	(19,321)
CAD
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(14,856)	(21,384)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(1,347)	(590)
CAD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	13,885	3,141
CAD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,454	5,122
CAD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(18,508)	(13,729)
CAD | Accrued payroll taxes on share-based compensation
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(287)	(1,816)
CAD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(13,400)	(14,102)
EUR
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(116)	(4,081)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(1,092)	(84)
EUR | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	6,270	15,913
EUR | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,086	2,740
EUR | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(5,755)	(18,898)
EUR | Accrued payroll taxes on share-based compensation
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(270)	(622)
EUR | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(4,447)	(3,214)
GBP
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(3,113)	(2,366)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(383)	20
GBP | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,338	470
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,472	469
GBP | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(1,466)	(2,154)
GBP | Accrued payroll taxes on share-based compensation
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(142)	(309)
GBP | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(4,315)	(842)
AUD
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,833	(3,663)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(512)	(20)
AUD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,522	958
AUD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,675	793
AUD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(2,834)	(4,529)
AUD | Accrued payroll taxes on share-based compensation
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(53)	(239)
AUD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(477)	(646)
NZD
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(255)	(526)
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(167)	(6)
NZD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,651	0
NZD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	49	0
NZD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(2,407)	(484)
NZD | Accrued payroll taxes on share-based compensation
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	0	(42)
NZD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(548)	0
Other
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,420	1,300
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(166)	(12)
Other | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,785	1,649
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,062	1,030
Other | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(2,131)	(826)
Other | Accrued payroll taxes on share-based compensation
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(37)	(36)
Other | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ (259)	$ (517)